Other disclosures - Acquisition of businesses - Narrative (Details) kr in Millions	Dec. 28, 2021 DKK (kr) employee numberOfActiveDiscoveryPreclinicalOrClinicalProgrammes	Dec. 31, 2021 employee	Dec. 31, 2020 employee	Dec. 31, 2019 employee
Disclosure of detailed information about business combination [line items]
Number of employees | employee		47,792	44,723	42,703
Dicerna Pharmaceuticals, Inc., United States
Disclosure of detailed information about business combination [line items]
Proportion of equity interest prior to acquisition (in percentage)	2.90%
Fair value of equity interest before acquisition date	kr 573
Number of active discovery, preclinical or clinical programmes | numberOfActiveDiscoveryPreclinicalOrClinicalProgrammes	20
Number of employees | employee	320
Consideration transferred, acquisition-date fair value	kr 22,034
Settlement of pre-existing relationship	145
Consideration transferred	21,316
Settlement contractual payments	863
Settlement related to license costs	2,454
Acquisition-related costs	kr 124